Significant Accounting Policies (Details) - Schedule of outlines the currency exchange rates	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of outlines the currency exchange rates [Abstract]
Year-end spot rate	6.4601	7.0795	6.8747
Average rate	6.6076	7.0293	6.826